Schedule of Cash Flow, Supplemental Disclosures (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 1	568,652
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 2	771,131
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 3	323,570
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 4	0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 5	1,039,566
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 6	0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 7	1,343,197
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 8	0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 9	1,500,000
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 10	7,480,675
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 11	7,726,500
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 12	$ 0.14
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 13	5.00%
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 14	1,081,675
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 15	5.00%
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 16	3,509,500
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 1		514,202
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 2		8,917
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 3		7,726,500
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 4		$ 0.14
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 5		5.00%
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 6		1,081,675
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 7		0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 8		5.00%
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 9		3,509,500
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 10		0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 11		1,615,603
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 12		29,184
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 13		0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 14		60,000
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 15		0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 16		2,180,587
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 17		270,000
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 18		550,000
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 19		0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 20		126,500
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 21		0
Supplemental Cash Flow Disclosures Schedule Of Cash Flow, Supplemental Disclosures 22		69,355